SEGMENT INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographical information
Total	$ 254,086	$ 149,336	$ 142,283
PRC
Geographical information
Total	248,407	141,740	131,609
Other countries
Geographical information
Total	$ 5,679	$ 7,596	$ 10,674